PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment, Cost	$ 40,323	$ 38,833
Accumulated depreciation	35,929	34,240
Depreciated cost	4,394	4,593
Computers and peripheral equipment
Property, plant and equipment, Cost	24,561	23,616
Accumulated depreciation	22,644	21,697
Office furniture and equipment
Property, plant and equipment, Cost	12,578	12,004
Accumulated depreciation	10,689	10,136
Leasehold improvements
Property, plant and equipment, Cost	3,184	3,213
Accumulated depreciation	$ 2,596	$ 2,407